Common Shares (Details Narrative) - CAD ($)	1 Months Ended				2 Months Ended	12 Months Ended
	May 30, 2019	May 15, 2019	Apr. 08, 2019	Mar. 23, 2019	Nov. 30, 2018	Jan. 31, 2020	Jan. 31, 2019	May 16, 2019	Mar. 31, 2019	Oct. 22, 2018	Mar. 02, 2018	Feb. 28, 2018	Feb. 01, 2018	Jan. 31, 2018
Statement [Line Items]
Share issued upon service rendered, shares						$ 1,035,714
Share issued upon service rendered, amount						$ 170,000
Warrants issued against common stock
Fair value of shares issued						$ 37,519,448	$ 21,395,999							$ 10,047,733
Convertible debenture						$ 0	3,476,690						$ 0
Third Party [Member]
Statement [Line Items]
Share issued upon service rendered, shares							920,178
Share issued upon service rendered, amount							$ 508,938
Warrants issued against common stock				1,000,000			35,714		100,000
Fair value of shares issued							$ 10,000		$ 20,000
Loss on settlement of consulting fees and wages				$ 60,000
Loss on settlement of salaries and employment expenses				$ 34,315
Common stock shares issued upon settlement of extension fee			60,515
Director and Officers [Member]
Statement [Line Items]
Warrants issued against common stock				690,323					41,667
Fair value of shares issued									$ 10,000
Employment Agreement [Member]
Statement [Line Items]
Warrants issued against common stock							277,691			3,750,000
Fair value of shares issued							$ 154,497
Convertible debenture										$ 1,500,000
Warrants exercise price										$ 0.60
Exchange Agreement [Member] | Pivot Naturals [Member]
Statement [Line Items]
Warrants issued against common stock											500,000	5,000,000
Fair value of shares issued											$ 830,000	$ 6,650,000
Private Placement [member]
Statement [Line Items]
Warrants issued against common stock								595,238
Description of private placement		Company issued 4,200,000 units, consisting of one common share and one share purchase warrant entitling the holder to purchase one common share at a price of $0.35 per share and with an expiry term of two (2) years, as share issuance costs. Fair values of services were determined using the fair values of the common shares issued, being $0.445 per share, as values of services provided could not be estimated reliably. The Company used the Black-Scholes option pricing model in order to value the warrants	private placement was closed for an aggregate of 6,950,000 units, consisting of one common share and one share purchase warrant, at price of $0.20 per unit, for gross proceeds of $1,390,000. Each share purchase warrant entitles the holder to purchase one common share at a price of $0.30 per share and has an expiry term of three (3) years. Finders’ fees consisted of cash payments of $80,000 and issuance of 508,000 common shares and 108,000 share purchase warrants entitling the holders to purchase one common share at a price of $0.30 per share and with an expiry term of three (3) years		4,078,250 units of the Company, with each unit consisting of one common share and one share purchase warrant with an exercise price of $0.60 and three year expiry, were issued for subscription proceeds of $1,631,300. Pursuant to the private placement, the Company paid finders’ fee of $88,104 in cash and issued 220,260 share purchase warrants with an exercise price of $0.60 and three year expiry
First tranche, shares		46,132,000
Price per share	$ 0.25	$ 0.25
Proceeds from issuance of shares	$ 3,467,000	$ 11,533,000
Last tranche, shares		13,868,000
Description of warrants	Each share purchase warrant entitles the holder to purchase one common share at a price of $0.35 per share and has an expiry term of two (2) years
Convertible debenture for conversion								$ 250,000
Other share issue costs					$ 6,591